UNITED STATES
SECURITES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Quarter Ended: June 30, 2012
Check here if Amendment [  ]; Amendment Number:

This Amendment(Check only one.):[ ] is a restatement.
				[ ] adds new holding entries

Institutional Investment Manager Filing this Report:
Name:	Edinburgh Partners Limited
Address:	12 Charlotte Square
		Edinburgh
		Scotland
		EH2 4DJ
13F File Number: 028-13078

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name: 			Kirsty Martin
Title:			Compliance Manager
Phone:			0044-131-270-3842
Signature,		Place			and Date of Signing
Kirsty Martin		Edinburgh 		July 12, 2012
Report Type (Check only one.):
			[X] 13F HOLDINGS REPORT.
			[ ] 13F NOTICE.
			[ ] 13F COMBINATION REPORT.


FORM 13F SUMMARY PAGE
Report
Summary:
 Number of Other Included Manager:		0
 FORM 13F Information Table Entry Total:	16
 FORM 13F Information Table Value Total:	$2,398,122,000

List of Other Included Managers:  NONE


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Form 13F Information Table

NAME OF ISSUER              TITLE OF CLASS CUSIP          VALUE (x$1SHRS/ PRN ASH/PPUT/CInvestment Sole       Shared None
APPLIED MATERIALS INC AMAT	COM	   038222105	188,880	16,503,271	SH N/A  SOLE	16,503,271	0	0
BANK OF AMERICA CORP BAC	COM	   060505104	76,810	9,389,966	SH N/A	SOLE	9,389,966	0	0
CARNIVAL CORP 		 PAIRED CTF	   143658300	187,940	5,484,095	SH N/A	SOLE	5,484,095	0	0
CHEVRON CORP CVX		COM	   166764100    6,468   61,304          SH N/A  SOLE	61,304		0	0
CISCO SYSTEMS INC CSCO		COM	   17275R102	243,972	14,209,228	SH N/A	SOLE	14,209,228	0	0
DR HORTON INC DHI		COM	   23331A109	106,756	5,808,271	SH N/A	SOLE	5,808,271	0	0
GENERAL DYNAMICS CORP GD	COM	   369550108	90,665	1,374,547	SH N/A	SOLE	1,374,547	0	0
GOOGLE INC    			CLA	   38259P508	214,187	369,243		SH N/A	SOLE	369,243		0	0
HOVNANIAN ENTERPRISES-A HOV	CLA	   442487203	156	53,760		SH N/A	SOLE	53,760		0	0
ILLINOIS TOOL WORKS ITW		COM	   452308109	224,438	4,243,484	SH N/A	SOLE	4,243,484	0	0
JOHNSON CONTROLS INC		COM	   478366107	173,896	6,275,551	SH N/A	SOLE	6,275,551	0	0
MICROSOFT CORP MSFT		COM	   594918104	263,888	8,626,596	SH N/A	SOLE	8,626,596	0	0
PETROLEO BRASILEIRO		SP ADR	   71654V101	179,859	9,915,074	SH N/A	SOLE	9,915,074	0	0
SANDISK CORP			COM	   80004C101	186,140	5,102,535	SH N/A	SOLE	5,102,535	0	0
VIRGIN MEDIA INC VMED		COM	   92769L101	18,011	738,440		SH N/A	SOLE	738,440		0	0
WAL-MART STORES INC WMT		COM	   931142103	236,056	3,385,780	SH N/A	SOLE	3,385,780	0	0





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